July 7, 1997
                      DREYFUS NEW YORK TAX EXEMPT FUNDS

                      SUPPLEMENT TO COMBINED PROSPECTUS
                           DATED OCTOBER 1, 1996

        THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUNDS' COMBINED PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
                                                                  NYTEFs070397